June 14, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: File Room

Re:         AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

              Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 73 (“PEA No. 73”) to the Trust’s Registration Statement on Form N-1A. The primary purposes of PEA No. 73 are to reflect revised principal investment strategies for the Trust’s Institutional Cash Strategy ETF and a corresponding name change from “Institutional Cash Strategy ETF” to the “AdvisorShares Sage Core Reserves ETF.”

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6182.

Very truly yours,

/s/ Erica L. Zong Evenson

Erica L. Zong Evenson